Note 12 - Commitments and Contingencies: Lease (Policies)	12 Months Ended
Dec. 31, 2015
Policies
Lease

Lease

Our company shares a lease for a 10,000 square foot facility in San Clemente, California, with Malie, Inc., (“Malie”) a company owned by our CEO and his spouse, who is the CEO of Malie. The current lease has a term of June 1, 2014 to May 31, 2016 and presently requires total lease payments of $10,139 per month, of which the Company's portion is $7,790 per month. On February 25, 2016, the Company and Malie extended the lease for an additional 24 month term and committed to total lease payments of $10,466 for June 1, 2016 to May 31, 2017 and $10,793 for June 1, 2017 to May 31, 2018. The Company's portion of payments under the extended term arrangements are $6,461 for June 1, 2016 to May 31, 2017 and $6,663 for June 1, 2017 to May 31, 2018. For the year ended December 31, 2015 our Company paid a total of $92,479 (averaging $7,707 per month) of the total lease expense of $120,360 (averaging $10,030 per month). For the year ended December 31, 2014, our Company paid a total $90,471 (averaging $7,539 per month) of the total lease expense of $117,744 (averaging $9,812 per month).

Total remaining commitments due under the lease include:

Year	Amount
2016	$123,957
2017	$127,227
2018	$53,965
2019 and thereafter	$Nil